UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2003

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cardinal Capital Management, LLC

Address:  One Fawcett Place
          Greenwich, CT  06830


13F File Number: 28-07760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Amy K. Minella
Title:  Managing Director
Phone:  (203) 863-8981


Signature, Place and Date of Signing:

/s/ Amy. K. Minella          Greenwich, CT                 November 10, 2003
-----------------------     --------------------------    ----------------------
      [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  62

Form 13F Information Table Value Total: $541,977
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

Cardinal Capital Management, L.L.C.
FORM 13F
30-Sep-03

                                                                                               Voting Authority
                                                                                               --------------------
                                                              Value        Shares/   Invstmt   Other
Name of Issuer                  Title of class   CUSIP        (x$1000)     Prn Amt   Dscretn   Managers  Sole  Shared     None
--------------                  --------------   -----        --------     -------   -------   --------  ----  ------     ----
Accredo Health Inc.             Common Stock     00437V104     $15,752       562,779 Sole               214,400          348,379
Affiliated Managers Grp         Common Stock     008252108     $11,269       179,437 Sole                61,540          117,897
BARRA Inc.                      Common Stock     068313105      $6,705       178,710 Sole                84,100           94,610
Banta Corp.                     Common Stock     066821109      $2,367        65,740 Sole                30,700           35,040
Black & Decker                  Common Stock     091797100      $2,409        59,400 Sole                   400           59,000
CIMA Labs Inc.                  Common Stock     171796105      $2,674        95,667 Sole                44,900           50,767
Caremark Rx Inc.                Common Stock     141705103      $2,362       104,500 Sole                   700          103,800
Century Business Srvcs          Common Stock     156490104      $7,027     1,657,359 Sole               641,200        1,016,159
Chesapeake Energy               Common Stock     165167107      $2,653       246,100 Sole                 1,700          244,400
Columbian Rope Co.              Common Stock     198684102        $925         5,910 Sole                                  5,910
Comstock Resources Inc.         Common Stock     205768203     $12,907       966,130 Sole               457,300          508,830
Constellation Brands            Common Stock     21036P108     $14,933       489,779 Sole               186,060          303,719
Crescent Real Estate            Common Stock     225756105      $9,121       629,043 Sole               242,100          386,943
Crown City Plating Co           Common Stock     228237103        $142        35,500 Sole                                 35,500
Cytyc Corp.                     Common Stock     232946103      $8,416       560,725 Sole               216,000          344,725
Dade Behring Holding            Common Stock     23342J206     $12,882       456,002 Sole               181,500          274,502
Del Monte Foods                 Common Stock     24522P103     $15,842     1,818,791 Sole               710,500        1,108,291
Deluxe Corp.                    Common Stock     248019101     $19,145       476,949 Sole               177,400          299,549
EDO Corp.                       Common Stock     281347104      $8,688       429,040 Sole               211,100          217,940
El Paso Electric                Common Stock     283677854     $19,209     1,663,113 Sole               671,620          991,493
Electro Rent Corp.              Common Stock     285218103      $5,988       477,508 Sole               222,719          254,789
Emcor Group                     Common Stock     29084Q100     $13,336       313,430 Sole               119,210          194,220
First City Liq Trust Cert       Common Stock     33762E108        $832       585,950 Sole               266,092          319,858
Friedman Billings               Common Stock     358434108      $2,006       116,300 Sole                   800          115,500
Fuel Tech NV                    Common Stock     359523107      $2,257       421,880 Sole               193,400          228,480
HB Fuller Co.                   Common Stock     359694106      $3,058       126,000 Sole                57,600           68,400
Handleman Co.                   Common Stock     410252100      $4,214       249,631 Sole               116,200          133,431
Hewitt Associates               Common Stock     42822Q100      $1,525        62,630 Sole                   430           62,200
Hollinger Int'l                 Common Stock     435569108     $23,084     1,869,110 Sole               726,510        1,142,600
Ikon Office Solutions           Common Stock     451713101      $6,668       912,217 Sole               330,860          581,357
Information Holdings            Common Stock     456727106      $2,367       118,150 Sole                55,100           63,050
Interactive Data Corp.          Common Stock     45840j107     $10,367       656,124 Sole               253,000          403,124
Intergraph Corp.                Common Stock     458683109     $24,084     1,026,141 Sole               403,560          622,581
Internet Security Systems       Common Stock     46060X107      $8,332       666,580 Sole               258,100          408,480
King Pharmaceuticals            Common Stock     495582108      $2,063       136,200 Sole                   900          135,300
Lab Corp of America             Common Stock     50540R409      $2,086        72,700 Sole                   500           72,200
Lincoln Electric                Common Stock     533900106      $9,736       438,177 Sole               173,300          264,877
MDC Corporation                 Common Stock     55267W309      $6,882       688,910 Sole               325,100          363,810
Moore Wallace Inc.              Common Stock     615857109     $19,214     1,353,070 Sole               530,300          822,770
NVR Inc.                        Common Stock     62944T105      $1,691         3,625 Sole                    25            3,600
Oxford Health Plans             Common Stock     691471106     $19,043       460,985 Sole               175,870          285,115
Phoenix Companies Inc.          Common Stock     71902E109      $5,254       454,865 Sole               213,200          241,665
Pico US                         Common Stock     693366205        $211        16,000 Sole                                 16,000
Pier 1 Imports Inc.             Common Stock     720279108     $15,285       794,443 Sole               300,900          493,543
Polymedica Corp.                Common Stock     731738100     $15,683       591,796 Sole               224,000          367,796
RH Donnelley Corp.              Common Stock     74955W307     $21,947       543,102 Sole               213,690          329,412
Reynolds & Reynolds             Common Stock     761695105      $2,468        89,600 Sole                   600           89,000
Right Mgmt.                     Common Stock     766573109      $3,667       202,800 Sole                95,500          107,300
Roto-Rooter Inc.                Common Stock     778787101     $10,224       287,587 Sole               135,150          152,437
Silgan Holdings Inc.            Common Stock     827048109      $6,974       217,924 Sole               103,500          114,424
Speedway Motorsports            Common Stock     847788106     $20,228       685,478 Sole               264,650          420,828
Stage Stores Inc.               Common Stock     85254C305      $7,987       314,430 Sole               121,900          192,530
Storage Technology              Common Stock     862111200     $11,653       482,720 Sole               180,400          302,320
Technitrol Inc.                 Common Stock     878555101      $6,667       362,140 Sole               170,800          191,340
Triarc Co. Inc. CL A            Common Stock     895927101      $8,976       891,361 Sole               277,610          613,751
Triarc Co. Inc. CLB             Common Stock     895927309     $12,506     1,202,522 Sole               523,220          679,302
Trizec Properties Inc.          Common Stock     89687P107     $12,116       988,215 Sole               386,640          601,575
United Defense Ind.             Common Stock     91018B104     $15,099       531,851 Sole               199,870          331,981
Van Der Moolen                  Common Stock     921020103      $1,619       157,960 Sole                74,300           83,660
Velcro Industries               Common Stock     922571104        $114        10,025 Sole                                 10,025
Viad Corp.                      Common Stock     92552R109     $14,899       623,932 Sole               224,260          399,672
Wellsford Real Prpts.           Common Stock     950240200      $4,139       239,809 Sole               109,100          130,709
REPORT SUMMARY                                62              $541,977


01269.0001 #441041